Commitments and Contingencies (Details) - BFLY Operations Inc $ in Thousands	Dec. 31, 2020 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2021	$ 1,044
2022	2,043
2023	1,934
2024	1,904
2025	1,987
Thereafter	7,354
Total future minimum rental payments	$ 16,266